UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)

                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                  Date of reporting period: September 30, 2007
                                            ------------------

Item 1.  Schedule of Investments.

                 Cheswold Lane International High Dividend Fund
                             Schedule of Investments
                               September 30, 2007
                                   (Unaudited)

Number of
  Shares                                                               Value
---------                                                           ------------
            COMMON STOCKS                                  95.6%

            CONSUMER DISCRETIONARY                          6.5%
    8,500   Compagnie Financiere Richemont S.A.                     $    563,260
   25,500   Honda Motor Co., Ltd.                                        856,919
   28,000   Nissan Motor Co., Ltd.                                       280,573
   30,000   Vivendi                                                      224,611
   13,000   The Yokohama Rubber Co., Ltd.                                548,703
                                                                    ------------
                                                                       2,474,066
                                                                    ------------
            CONSUMER STAPLES                               13.7%
    6,500   Altadis S.A.                                                 457,314
   30,000   British American Tobacco PLC                               1,075,375
   18,500   Heineken NV                                                1,214,006
   32,000   Henkel KGaA                                                1,515,379
   30,000   Unilever NV                                                  926,150
                                                                    ------------
                                                                       5,188,224
                                                                    ------------
            ENERGY                                         13.0%
  111,000   BP PLC                                                     1,288,823
    8,000   ENI SpA                                                      296,482
   19,200   Neste Oil OYJ                                                702,796
   17,400   Norsk Hydro ASA                                              756,837
   29,500   Statoil ASA                                                1,005,449
   10,800   Total S.A.                                                   878,119
                                                                    ------------
                                                                       4,928,506
                                                                    ------------
            FINANCIALS                                     21.3%
   23,790   Aegon NV                                                     455,588
   48,000   Banco Bilbao Vizcaya Argentaria S.A.                       1,125,241
   25,000   Bank of Ireland                                              463,432
  104,000   Barclays PLC                                               1,267,125
    4,700   BNP Paribas                                                  514,306
    3,200   Credit Suisse Group                                          212,463
    1,500   Deutsche Bank AG                                             193,315
   22,500   Irish Life & Permanent PLC                                   498,902
  145,830   Old Mutual PLC                                               478,283
    6,900   Societe Generale                                           1,157,855
    8,800   UBS AG                                                       473,163
  110,000   UniCredito Italiano SpA                                      941,123
   12,500   Westpac Banking Corp.                                        316,119
                                                                    ------------
                                                                       8,096,915
                                                                    ------------

               See accompanying notes to schedule of investments.

                 Cheswold Lane International High Dividend Fund
                       Schedule of Investments (continued)
                               September 30, 2007
                                   (Unaudited)

Number of
  Shares                                                               Value
---------                                                           ------------
            HEALTH CARE                                     3.0%
   10,000   Eisai Co., Ltd.                                         $    472,729
    6,100   Takeda Pharmaceutical Co., Ltd.                              429,095
   20,000   Tanabe Seiyaku Co., Ltd.                                     252,470
                                                                    ------------
                                                                       1,154,294
                                                                    ------------
            INDUSTRIALS                                     3.7%
    2,500   Alfa Laval AB                                                160,806
   87,500   Cheung Kong Infrastructure Holdings, Ltd.                    328,666
   50,000   Kubota Corp.                                                 411,788
   22,500   Orkla ASA                                                    401,901
      900   Scheider Electric S.A.                                       113,705
                                                                    ------------
                                                                       1,416,866
                                                                    ------------
            INFORMATION TECHNOLOGY                          6.8%
    9,000   Hoya Corp.                                                   307,143
   12,500   Konami Corp.                                                 340,617
   51,000   Nokia OYJ                                                  1,938,799
                                                                    ------------
                                                                       2,586,559
                                                                    ------------
            MATERIALS                                       5.9%
   13,000   BHP Billiton Ltd.                                            513,909
   11,000   Johnson Matthey PLC                                          375,174
   13,000   JSR Corp.                                                    318,591
    6,000   Nitto Denko Corp.                                            278,936
   35,000   Sumitomo Chemical Co., Ltd.                                  300,135
    5,000   Voestalpine AG                                               432,061
                                                                    ------------
                                                                       2,218,806
                                                                    ------------
            TELECOMMUNICATIONS                             12.9%
   45,000   France Telecom S.A.                                        1,507,294
  235,000   Telecom Italia SpA                                           714,594
   16,000   Telefonica S.A.                                              447,860
   41,000   Telenor ASA                                                  821,331
  385,000   Vodafone Group PLC                                         1,390,304
                                                                    ------------
                                                                       4,881,383
                                                                    ------------
            UTILITIES                                       8.8%
  100,000   Centrica PLC                                                 778,501
    4,300   E. ON A.G.                                                   795,018
   76,000   HongKong Electric Holdings                                   394,965
   11,000   RWE AG                                                     1,383,450
                                                                    ------------
                                                                       3,351,934
                                                                    ------------

            TOTAL COMMON STOCKS (Cost $30,655,214)                    36,297,553
                                                                    ------------

               See accompanying notes to schedule of investments.

                 Cheswold Lane International High Dividend Fund
                       Schedule of Investments (continued)
                               September 30, 2007
                                   (Unaudited)

Principal
  Amount                                                               Value
---------                                                           ------------
            SHORT-TERM INVESTMENTS                          1.7%

            VARIABLE RATE DEMAND DEPOSIT
$ 128,694   UMB Bank Money Market Fiduciary, 3.18% *                $    128,694

            COMMERCIAL PAPER
  500,000   Toyota Motor Credit Corp., 4.53% *, 10/02/2007               499,937
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $628,631)                 628,631
                                                                    ------------

            TOTAL INVESTMENTS (Cost $31,283,845)           97.3%      36,926,184

            Other Assets Less Liabilities                   2.7%       1,027,251

                                                                    ------------
            NET ASSETS                                    100.0%    $ 37,953,435
                                                                    ============






*     Indicates yield as of September 30, 2007.

               See accompanying notes to schedule of investments.

                 Cheswold Lane International High Dividend Fund
                       Schedule of Investments (Continued)
                               September 30, 2007
                                   (Unaudited)

--------------------------------------------------------------------------------
                             Investments by Country
                   (As a Percentage of Long-term Investments)
--------------------------------------------------------------------------------

Australia                                               2.3%
Austria                                                 1.2
Finland                                                 7.3
France                                                 13.0
Germany                                                10.7
Hong Kong                                               2.0
Ireland                                                 2.7
Italy                                                   5.4
Japan                                                  12.3
Netherlands                                             7.2
Norway                                                  8.2
Spain                                                   5.6
Sweden                                                  0.4
Switzerland                                             3.4
United Kingdom                                         18.3
                                                   --------
Total                                                 100.0%
                                                   ========

               See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2007

Note 1. Federal Income Tax Information

      At September 30, 2007, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Cheswold Lane International High Dividend Fund (the "Fund"), based on cost for federal income tax purposes, were as follows:

        Aggregate cost of investments                        $31,283,903
                                                           =============

        Gross unrealized appreciation                           6,367,551
        Gross unrealized depreciation                           (696,969)
                                                           -------------

        Net unrealized appreciation on investments
           and foreign currency translations                  $5,670,582
                                                           =============

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds


By: /s/ Eric F. Scharpf
    -------------------
    Eric F. Scharpf, President and CEO
    (Principal Executive Officer)
    Date:  November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Eric F. Scharpf
    -------------------
    Eric F. Scharpf, President and CEO
    (Principal Executive Officer)
    Date:  November 20, 2007


By: /s/ Matthew Taylor
    ------------------
    Matthew Taylor, Executive Vice President, Treasurer, and
    Chief Financial Officer
    (Principal Financial Officer)
    Date:  November 20, 2007